Common Stock (Tables)	9 Months Ended
Sep. 30, 2023
Common Stock [Abstract]
Schedule of Outstanding Common Stock Warrants	The following table summarizes the Company’s outstanding common stock warrants (related party) as of December 30, 2022:
Year of issue	Numbers of Shares Issuable	Exercise Price	Expiration Date	Classification
2013	70,000	$0.25	Nov – 2023	Equity
2015	2,300,000	$1.00	Nov – 2025	Equity
2017	2,300,000	$1.00	Aug – 2027	Equity
2018	805,000	$1.00	Jan – 2029	Equity
2019	920,000	$1.00	Dec – 2029	Equity
2021	1,150,000	$1.00	Dec – 2030	Equity
2022	1,150,000	$1.00	July – 2032	Liability
	8,695,000